SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents, excluding restricted cash	$ 27,066	$ 34,867		$ 18,147
Restricted cash	20,400	21,900
Assets held for sale	77,850	23,858		757
Other current assets	75,758	77,714		79,412
Total current assets	201,074	158,339		98,316
Long-term accounts receivable	71,474	75,549		87,148
Cemetery and funeral home property and equipment	397,100	424,005		443,853
Merchandise trusts	437,638	517,192		488,248
Perpetual care trusts	284,832	343,619		330,562
Deferred selling and obtaining costs	113,611	114,944		113,644
Intangible assets	55,942	56,246		61,421
Goodwill and intangible assets				86,283
Other assets	26,748	29,474		22,327
Total assets	1,588,419	1,719,368		1,670,381
Liabilities and Owners' Equity
Current liabilities	104,634	76,301		61,800
Long-term debt, net of deferred financing costs	341,443	367,963		320,248
Deferred revenues	867,407	949,375		919,606
Perpetual care trust corpus	284,832	343,619		330,562
Other long-term liabilities	83,215	84,600		48,783
Total liabilities	1,681,531	1,821,858		1,680,999
Owners' equity	(93,112)	(102,490)		(10,618)
Partners' capital (deficit)			$ (28,835)	(6,578)	$ 91,696
Total liabilities and owners' equity	1,588,419	1,719,368		1,670,381
Eliminations
Current assets:
Investments in and amounts due from affiliates eliminated upon consolidation	(856,422)	(949,890)		(593,206)
Total assets	(856,422)	(949,890)		(593,206)
Liabilities and Owners' Equity
Investments in and amounts due to affiliates eliminated upon consolidation	(1,198,843)	(1,324,027)
Due to affiliates				(717,156)
Total liabilities	(1,198,843)	(1,324,027)		(717,156)
Owners' equity	342,421	374,137
Total liabilities and owners' equity	(856,422)	(949,890)		(593,206)
Previously Reported
Current assets:
Deferred selling and obtaining costs				112,660
Total assets				1,669,101
Liabilities and Owners' Equity
Deferred revenues				914,286
Total liabilities				1,675,679
Partners' capital (deficit)				(10,618)
Previously Reported | Eliminations
Liabilities and Owners' Equity
Partners' capital (deficit)				123,950
Parent
Current assets:
Investments in and amounts due from affiliates eliminated upon consolidation				57,835
Total assets				57,835
Liabilities and Owners' Equity
Long-term debt, net of deferred financing costs				68,453
Investments in and amounts due to affiliates eliminated upon consolidation	93,112	102,490
Total liabilities	93,112	102,490		68,453
Owners' equity	(93,112)	(102,490)
Total liabilities and owners' equity				57,835
Parent | Previously Reported
Liabilities and Owners' Equity
Partners' capital (deficit)				(10,618)
Partnership
Current assets:
Investments in and amounts due from affiliates eliminated upon consolidation	279,834	301,531
Total assets	279,834	301,531
Liabilities and Owners' Equity
Long-term debt, net of deferred financing costs	279,834	301,531
Investments in and amounts due to affiliates eliminated upon consolidation	93,112	102,490
Total liabilities	372,946	404,021
Owners' equity	(93,112)	(102,490)
Total liabilities and owners' equity	279,834	301,531
CFS West Virginia
Current assets:
Other current assets	3,565	3,497		3,718
Total current assets	3,565	3,497		3,718
Long-term accounts receivable	2,345	2,557		3,118
Cemetery and funeral home property and equipment	531	609		806
Deferred selling and obtaining costs	5,704	5,654		5,511
Investments in and amounts due from affiliates eliminated upon consolidation				(4,626)
Total assets	12,145	12,317		8,527
Liabilities and Owners' Equity
Current liabilities	180	161		184
Long-term debt, net of deferred financing costs	61,470	66,239		105,160
Deferred revenues	31,431	33,349		32,147
Investments in and amounts due to affiliates eliminated upon consolidation	177,069	183,611
Total liabilities	270,150	283,360		137,491
Owners' equity	(258,005)	(271,043)
Total liabilities and owners' equity	12,145	12,317		8,527
CFS West Virginia | Previously Reported
Liabilities and Owners' Equity
Partners' capital (deficit)				(128,964)
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents, excluding restricted cash	25,621	33,553		16,298
Restricted cash	20,400	21,900
Assets held for sale	77,850	23,858		757
Other current assets	60,619	62,686		64,167
Total current assets	184,490	141,997		81,222
Long-term accounts receivable	59,074	63,124		71,708
Cemetery and funeral home property and equipment	364,534	391,626		409,497
Deferred selling and obtaining costs	89,682	91,243		89,689
Intangible assets	98	136
Goodwill and intangible assets				25,676
Other assets	24,141	26,907		19,401
Investments in and amounts due from affiliates eliminated upon consolidation	576,588	648,359		539,997
Total assets	1,298,607	1,363,392		1,237,190
Liabilities and Owners' Equity
Current liabilities	102,968	74,674		60,216
Long-term debt, net of deferred financing costs	139	193		146,635
Deferred revenues	727,227	802,528		775,657
Other long-term liabilities	66,670	68,227		33,553
Investments in and amounts due to affiliates eliminated upon consolidation	341,304	367,770
Due to affiliates				173,613
Total liabilities	1,238,308	1,313,392		1,189,674
Owners' equity	60,299	50,000
Total liabilities and owners' equity	1,298,607	1,363,392		1,237,190
Guarantor Subsidiaries | Previously Reported
Liabilities and Owners' Equity
Partners' capital (deficit)				47,516
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents, excluding restricted cash	1,445	1,314		1,849
Other current assets	11,574	11,531		11,527
Total current assets	13,019	12,845		13,376
Long-term accounts receivable	10,055	9,868		12,322
Cemetery and funeral home property and equipment	32,035	31,770		33,550
Merchandise trusts	437,638	517,192		488,248
Perpetual care trusts	284,832	343,619		330,562
Deferred selling and obtaining costs	18,225	18,047		18,444
Intangible assets	55,844	56,110
Goodwill and intangible assets				60,607
Other assets	2,607	2,567		2,926
Total assets	854,255	992,018		960,035
Liabilities and Owners' Equity
Current liabilities	1,486	1,466		1,400
Deferred revenues	108,749	113,498		111,802
Perpetual care trust corpus	284,832	343,619		330,562
Other long-term liabilities	16,545	16,373		15,230
Investments in and amounts due to affiliates eliminated upon consolidation	494,246	567,666
Due to affiliates				543,543
Total liabilities	905,858	1,042,622		1,002,537
Owners' equity	(51,603)	(50,604)
Total liabilities and owners' equity	$ 854,255	$ 992,018		960,035
Non-Guarantor Subsidiaries | Previously Reported
Liabilities and Owners' Equity
Partners' capital (deficit)				$ (42,502)